Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 227	$ 217
Accruals	950	761
Provisions	107	111
Other current liabilities	79	70
Total payables, accruals and provisions	$ 1,363	$ 1,159